Bank and Other Borrowings (Details Textual) - USD ($) $ in Thousands	1 Months Ended						12 Months Ended
	Apr. 30, 2018	Jan. 18, 2018	Dec. 17, 2017	Nov. 28, 2017	Jan. 20, 2017	Aug. 30, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 17, 2018
Bank Borrowings (Textual)
Weighted average interest rate							13.92%	6.73%
Short term loan							$ 11,010	$ 12,648
Short term debt, description							The 2016 Warrants were replaced by Replacement Warrants to acquire an aggregate of 417,166 the Group's ordinary shares classified as permanent equity. As the modification of the 2016 Warrants term resulted in the reclassification of the 2016 Warrants from liability to equity, the 2016 Warrants amounted to US$1,544 were re-measured at fair value upon Merger and reclassified to additional paid in capital as of December 31, 2017.
Long-term bank borrowing, description		This transaction was completed on March 22, 2018. Subject to board approval, the Company agreed to issue 183,342 additional shares to the Selling Shareholders if the aggregate value of the ordinary shares initially issued at the closing to the Selling Shareholders was less than $3,000 in fair value as of August 18, 2018. The board of directors approved and 183,342 shares that were issued on January 10, 2019
Other borrowings							$ 23,073
Warrant [Member]
Bank Borrowings (Textual)
Short term debt, description							In August 2016, the Group issued 2,515,123 and 1,900,800 warrants ("2016 Warrants") to two banks in connection with a short term loan facility of $2,000,000 and a long term loan facility of $6,000,000 respectively, for working capital purpose. The 2016 Warrants entitled the banks to subscribe for Series D convertible redeemable preferred shares at the exercise price of $0.5059. The 2016 Warrants shall lapse and expire after 5 and 7 years from their issuance dates, respectively. The 2016 Warrants were replaced by Replacement Warrants to acquire an aggregate of 417,166 the Group's ordinary shares at the consummation date of the Merger.
PFG5 [Member]
Bank Borrowings (Textual)
Weighted average interest rate							8.40%	7.97%
Interest rate									12.00%
Long-term bank borrowing							$ 5,770
Short-term bank borrowing with an outstanding balance	$ 3,000						3,146
Long-term bank borrowing, description	Bearing an interest rate of 8% per annum from May 1, 2018 to October 31, 2018 and an interest rate of 12% per annum from November 1, 2018 to April 30, 2021, which is the maturity date.		The Group entered into a convertible term loan agreement (the "PFG note") with PFG5, bearing an interest rate of 12% per annum. The principal of this loan is $1,000 which matures in full on December 17, 2023. The outstanding principal balance of $1,000 as of December 31, 2018 and accrued interest of $5 was fully repaid in December 2018. At any time while the PFG note was outstanding, upon notice only, PFG may elect to convert the PFG note into 208,768 ordinary shares of the Company at the conversion price of $4.79 per share.
Accrued interest							$ 185
PFG4 [Member]
Bank Borrowings (Textual)
Weighted average interest rate							8.40%	7.97%
Interest rate					8.00%	8.00%
Long-term bank borrowing					$ 2,000	$ 6,000	$ 5,770
Short-term bank borrowing with an outstanding balance							$ 3,808	$ 5,432
Maturity date					Jan. 20, 2020	Aug. 30, 2019
Long-term bank borrowing, description							The outstanding principal balance as of December 31, 2018 was $1,624 and accrued interests of $316 was fully repaid in 2018.
Accrued interest							$ 316	595
PFG [Member]
Bank Borrowings (Textual)
Long-term bank borrowing							5,770
HHMC Microelectronic Co., Limited [Member]
Bank Borrowings (Textual)
Short term bank term				Three months
Short term loan				$ 5,000
Interest rate				0.04%
Interest rate will increase				0.10%
Short-term bank borrowing with an outstanding balance							2,405	5,000
Repaid balance							$ 2,595
Maturity date							Jun. 30, 2019
Accrued interest							$ 1,080	68
SPD Silicon Valley Bank Co., Ltd [Member]
Bank Borrowings (Textual)
Interest rate							8.05%
Short-term bank borrowing with an outstanding balance							$ 8,604	$ 7,648
Maturity date							Aug. 31, 2018
Additional borrowing							$ 956
Long-term bank borrowing, description								The loan bore an interest rate from 6% to 8% per annum based on the LIBOR rate.
Line of credit facility amount							8,623
Interest paid							$ 521	$ 440